Summary of Significant Accounting Policies - Short-term notes payable, Asset retirement obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Short-term notes payable	$ 939,549	$ 637,512
Asset retirement obligation	$ 6,489	$ 5,811